Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued		6,256,772	5,441,100
Common stock, shares outstanding		6,256,772	5,441,100
Common stock, shares issued	6,356,270	6,256,770
Common stock, shares outstanding	6,356,270	6,256,770